Financial risk management - Liquidity ratios (Details) - Liquidity risk	12 Months Ended
Dec. 31, 2021 shareholder
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of top investors	10
Calculation term of LCR	30 days
LCR below 3.00 times for critical situation
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity Coverage Ratio	3.00
LCR above 2.99 and below 5.00 times for satisfactory situation | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity Coverage Ratio	2.99
LCR above 2.99 and below 5.00 times for satisfactory situation | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity Coverage Ratio	5.00
LCR above 4.99 and below 8.00 times for comfortable situation | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity Coverage Ratio	4.99
LCR above 4.99 and below 8.00 times for comfortable situation | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity Coverage Ratio	8.00
LCR above 7.99 for excess liquidity situation
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity Coverage Ratio	7.99